Fixed assets - Fixed assets payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other intangible assets and property, plant and equipment [abstract]
Fixed assets payable in the opening balance	€ 3,656	€ 3,707	€ 3,732
Business related variations	(230)	55	(20)
Changes in the scope of consolidation	0	0	17
Translation adjustment	8	(32)	(90)
Reclassifications and other items	13	(74)	68
Reclassification to assets held for sale	0	0	0
Fixed assets payable in the closing balance	€ 3,447	€ 3,656	€ 3,707